Provisions for employee benefits	6 Months Ended
Jun. 30, 2024
Provisions for employee benefits.
Provisions for employee benefits
21.	Provisions for employee benefits

	June 30,	December 31,
	2024	2023
	(Unaudited)
Post-employment benefits
Health	11,517,262	11,234,939
Pension	4,272,486	4,013,542
Education	484,188	490,877
Bonds	450,244	424,199
Other plans	162,428	171,786
Termination benefits - Voluntary retirement plan	761,023	828,007
	17,647,631	17,163,350
Social benefits and salaries	913,772	1,109,363
	18,561,403	18,272,713
Current	2,859,345	3,059,204
Non-current	15,702,058	15,213,509
	18,561,403	18,272,713

21.1.Plans assets

The assets of the plan are represented by the resources delivered to the Autonomous Pension Funds for the payment of the pension liability of the obligations for pension and pension bonds; what concerns health and education oversees Ecopetrol S.A. and XM (Ecopetrol S.A. oversees health and education matters). The destination of the resources of the autonomous patrimonies, as well as their yields, cannot be changed or returned to the Group until all the obligations are fulfilled.

Plan asset balance is $11,712,499 and $12,011,267 as of June 30, 2024 (unaudited) and December 31, 2023, respectively. 57.90% (2023 – 55.70%) are fair value level 1 and 42.10% (2023 – 44.30%) are under level 2 category.